Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001113914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Ambassador Money Market Fund Fund Summary
Investment Objective
The Ambassador Money Market Fund's (the "Fund" or "Money Market Fund") objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Ambassador Money Market Fund Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Ambassador Money Market Fund Institutional Shares
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Total Annual Fund Operating Expenses	[1]	0.37%
[1]	Fund operating expenses may not correlate to the ratio of expense to average net assets in the financial highlights table, which do not include Acquired Funds fees and expenses. Acquired Fund fees and expenses are less than 0.001.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Ambassador Money Market Fund Institutional Shares	38	119	208	468

Principal Investment Strategies

To pursue its goal, the Fund invests substantially all of its assets only in the following types of securities:

·

obligations of the United States government, its agencies and instrumentalities;

·

commercial paper;

·

certificates of deposit; and/or

·

money market instruments

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality and credit rating of portfolio securities, the maturity of individual portfolio securities and the portfolio as a whole, and portfolio diversification.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 60 days or less.

Principal Risks

The principal risks of investing in the Fund are that an issuer could default on its payment obligations or suffer an event lowering its credit, effecting the price, volatility and liquidity of the securities.  As interest rates fall, mortgage-backed securities tend to be paid earlier than expected.  This prepayment may result in a loss on the investment.  Management may not be able to produce desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year, as well as the Fund's highest and lowest quarterly returns.  The table below provides an additional indication of the risks of investing in the Fund by showing the Fund's average annual returns for the periods indicated.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  For current performance information and current seven-day yield, please call 1-800-992-0444.

Calendar Year Total Return (for periods ended December 31) Institutional Shares

Best Quarter: 1.33% - Q3, 2007 Worst Quarter: 0.02% - Q4, 2010
Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Ambassador Money Market Fund Institutional Shares	0.09%	2.61%	2.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Ambassador Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
Annual Return 2001	rr_AnnualReturn2001	3.59%
Annual Return 2002	rr_AnnualReturn2002	1.38%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	1.08%
Annual Return 2005	rr_AnnualReturn2005	2.99%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	2.60%
Annual Return 2009	rr_AnnualReturn2009	0.52%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Ambassador Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ambassador Money Market Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ambassador Money Market Fund's (the "Fund" or "Money Market Fund") objective is to provide current interest income, consistent with maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Fund operating expenses may not correlate to the ratio of expense to average net assets in the financial highlights table, which do not include Acquired Funds fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests substantially all of its assets only in the following types of securities:

·

obligations of the United States government, its agencies and instrumentalities;

·

commercial paper;

·

certificates of deposit; and/or

·

money market instruments

The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality and credit rating of portfolio securities, the maturity of individual portfolio securities and the portfolio as a whole, and portfolio diversification.

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less and maintains an average dollar-weighted portfolio maturity of 60 days or less.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are that an issuer could default on its payment obligations or suffer an event lowering its credit, effecting the price, volatility and liquidity of the securities.  As interest rates fall, mortgage-backed securities tend to be paid earlier than expected.  This prepayment may result in a loss on the investment.  Management may not be able to produce desired results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year, as well as the Fund's highest and lowest quarterly returns.  The table below provides an additional indication of the risks of investing in the Fund by showing the Fund's average annual returns for the periods indicated.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  For current performance information and current seven-day yield, please call 1-800-992-0444.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year, as well as the Fund's highest and lowest quarterly returns. The table below provides an additional indication of the risks of investing in the Fund by showing the Fund's average annual returns for the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0444
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return (for periods ended December 31) Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.33% - Q3, 2007 Worst Quarter: 0.02% - Q4, 2010
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2010)

[1]	Fund operating expenses may not correlate to the ratio of expense to average net assets in the financial highlights table, which do not include Acquired Funds fees and expenses. Acquired Fund fees and expenses are less than 0.001.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011